Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 8,664	$ 11,345
Accounts receivable, net of allowances of $3,782 and $4,209, respectively	272,176	284,379
Deferred income taxes	4,876	8,607
Prepaid expenses and other current assets	62,101	46,658
Total current assets	347,817	350,989
Property and equipment, net of accumulated depreciation of $68,517 and $47,629, respectively	197,744	146,850
Other assets:
Goodwill	691,118	669,652
Intangible assets, net	76,694	79,878
Other noncurrent assets	12,752	10,451
Total other assets	780,564	759,981
Total assets	1,326,125	1,257,820
Current liabilities:
Current maturities of long-term debt	15,000	10,000
Accounts payable	104,357	118,743
Accrued expenses and other liabilities	48,657	42,352
Total current liabilities	168,014	171,095
Long-term debt, net of current maturities	424,399	420,000
Other long-term liabilities	120,405	107,950
Total liabilities	$ 712,818	$ 699,045
Commitments and Contingencies (Note 12)
Stockholders' investment:
Common stock $.01 par value; 100,000 shares authorized; 38,266 and 37,925 shares issued and outstanding	$ 383	$ 379
Additional paid-in capital	397,253	390,725
Retained earnings	215,671	167,671
Total stockholders’ investment	613,307	558,775
Total liabilities and stockholder' investment	$ 1,326,125	$ 1,257,820